30. Partnerships in E&P activities (Details Narrative) - USD ($) $ in Millions				12 Months Ended
		May 29, 2020	May 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Production Arrangements [Line Items]
Reimbursements payable				$ 113	$ 370
Property, plant and equipment	[1]			$ 124,201	$ 159,265
Tupi, Sepia and Atapu [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partner companies amount		$ 441
Property, plant and equipment		284
Other income and expenses		$ 725
Tupi, Sepia and Atapu [Member] | Share Purchase Agreements [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Description of price adjustments			The wholly owned subsidiary Petrobras Netherlands BV (PNBV) signed Share Purchase Agreements acquiring an additional interest in Tupi BV, for US$ 84, and an additional interest of at Iara BV (Atapu) for US$ 805, subject to price adjustments. The computation of the acquisition price was based on the fair value of the acquired assets and related liabilities, bringing a net increase of US$ 889 mainly in PP&E.

[1]	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.